Change in accounting policy (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated balance sheet
Insurance and reinsurance balances receivable, net	$ 441,935				$ 478,452				$ 441,935	$ 478,452
Deferred acquisition costs, net	68,550				92,164				68,550	92,164
Unearned premiums ceded	20,464				3,123				20,464	3,123
Total assets	3,535,188				3,245,651				3,535,188	3,245,651
Reinsurance balances payable	78,115				76,516				78,115	76,516
Unearned premium reserves	284,835				336,150				284,835	336,150
Total liabilities	1,969,902				1,831,577				1,969,902	1,831,577
Shareholders’ equity attributable to SiriusPoint common shareholders	1,563,925				1,414,074				1,563,925	1,414,074	$ 1,204,574
Consolidated statement of income (loss)
Gross premiums written	190,358	$ 124,737	$ 147,740	$ 125,705	191,203	$ 184,856	$ 149,035	$ 143,320	588,540	668,414	650,187
Gross premiums ceded	(17,090)	(8,286)	(18,423)	(2,545)	(4,459)	(1,928)	(2,744)	(2,245)	(46,344)	(11,376)	(4,169)
Net premiums written	173,268	116,451	129,317	123,160	186,744	182,928	146,291	141,075	542,196	657,038	646,018
Change in net unearned premium reserves	8,747	25,261	11,493	23,155	11,648	20,320	(839)	11,975	68,656	43,104	(24,576)
Net premiums earned	182,015	141,712	140,810	146,315	198,392	203,248	145,452	153,050	610,852	700,142	621,442
Net income available to SiriusPoint common shareholders	134,396	$ 68,743	$ 124,015	$ (183,637)	29,738	$ (15,099)	$ 53,065	$ 132,915	143,517	200,619	(317,692)
Consolidated statement of cash flows
Insurance and reinsurance balances receivable									38,610	20,355	(157,214)
Deferred acquisition costs, net									23,614	24,782	8,746
Unearned premiums ceded									(17,341)	(1,504)	(777)
Unearned premium reserves									(51,315)	(41,600)	25,353
Reinsurance balances payable									1,780	11,534	23,866
Net cash provided by operating activities									73,356	141,112	13,387
As previously reported
Consolidated balance sheet
Insurance and reinsurance balances receivable, net	559,388				596,120				559,388	596,120
Deferred acquisition costs, net	134,308				154,717				134,308	154,717
Unearned premiums ceded	27,659				16,945				27,659	16,945
Total assets	3,725,594				3,439,694				3,725,594	3,439,694
Reinsurance balances payable	80,408				81,941				80,408	81,941
Unearned premium reserves	472,948				524,768				472,948	524,768
Total liabilities	2,160,308				2,025,620				2,160,308	2,025,620
Shareholders’ equity attributable to SiriusPoint common shareholders	1,563,925				1,414,074				1,563,925	1,414,074
Consolidated statement of income (loss)
Gross premiums written									588,035	631,846	578,252
Gross premiums ceded									(39,717)	(9,265)	(19,895)
Net premiums written									548,318	622,581	558,357
Change in net unearned premium reserves									62,534	77,561	63,085
Net premiums earned									610,852	700,142	621,442
Net income available to SiriusPoint common shareholders									143,517	200,619	(317,692)
Consolidated statement of cash flows
Insurance and reinsurance balances receivable									38,825	30,039	(120,620)
Deferred acquisition costs, net									20,409	49,125	54,951
Unearned premiums ceded									(10,714)	607	(16,503)
Unearned premium reserves									(51,820)	(78,168)	(46,582)
Reinsurance balances payable									(1,352)	11,964	28,728
Net cash provided by operating activities									73,356	141,112	13,387
Adjustment
Consolidated balance sheet
Insurance and reinsurance balances receivable, net	(117,453)				(117,668)				(117,453)	(117,668)
Deferred acquisition costs, net	(65,758)				(62,553)				(65,758)	(62,553)
Unearned premiums ceded	(7,195)				(13,822)				(7,195)	(13,822)
Total assets	(190,406)				(194,043)				(190,406)	(194,043)
Reinsurance balances payable	(2,293)				(5,425)				(2,293)	(5,425)
Unearned premium reserves	(188,113)				(188,618)				(188,113)	(188,618)
Total liabilities	(190,406)				(194,043)				(190,406)	(194,043)
Shareholders’ equity attributable to SiriusPoint common shareholders	$ 0				$ 0				0	0
Consolidated statement of income (loss)
Gross premiums written									505	36,568	71,935
Gross premiums ceded									(6,627)	(2,111)	15,726
Net premiums written									(6,122)	34,457	87,661
Change in net unearned premium reserves									6,122	(34,457)	(87,661)
Net premiums earned									0	0	0
Net income available to SiriusPoint common shareholders									0	0	0
Consolidated statement of cash flows
Insurance and reinsurance balances receivable									(215)	(9,684)	(36,594)
Deferred acquisition costs, net									3,205	(24,343)	(46,205)
Unearned premiums ceded									(6,627)	(2,111)	15,726
Unearned premium reserves									505	36,568	71,935
Reinsurance balances payable									3,132	(430)	(4,862)
Net cash provided by operating activities									$ 0	$ 0	$ 0